Offsetting Of Derivatives, Repurchase Agreements, And Securities Lending Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Summary Of Offsetting Of Derivatives, Repurchase Agreements, And Securities Lending Transactions [Table Text Block]

At March 31, 2014	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,810	¥—	¥11,810	¥(9,552)	¥(360)	¥1,898
Receivables under resale agreements	10,346	(3,046)	7,300	(6,502)	(7)	791
Receivables under securities borrowing transactions	4,210	—	4,210	(3,614)	—	596

Total	¥26,366	¥(3,046)	¥23,320	¥(19,668)	¥(367)	¥3,285

Financial liabilities:
Derivative liabilities	¥11,765	¥—	¥11,765	¥(9,437)	¥(984)	¥1,344
Payables under repurchase agreements(1)	24,674	(3,046)	21,628	(21,345)	(5)	278
Payables under securities lending transactions	5,521	—	5,521	(4,795)	(9)	717
Obligations to return securities received as collateral	3,971	—	3,971	(220)	—	3,751

Total	¥45,931	¥(3,046)	¥42,885	¥(35,797)	¥(998)	¥6,090

At September 30, 2014	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥13,464	¥—	¥13,464	¥(10,521)	¥(554)	¥2,389
Receivables under resale agreements	8,807	(2,587)	6,220	(5,594)	—	626
Receivables under securities borrowing transactions	4,335	—	4,335	(4,073)	—	262

Total	¥26,606	¥(2,587)	¥24,019	¥(20,188)	¥(554)	¥3,277

Financial liabilities:
Derivative liabilities	¥13,810	¥—	¥13,810	¥(10,561)	¥(1,593)	¥1,656
Payables under repurchase agreements(1)	21,218	(2,587)	18,631	(18,304)	(6)	321
Payables under securities lending transactions	7,054	—	7,054	(6,797)	(8)	249
Obligations to return securities received as collateral	3,505	—	3,505	(211)	—	3,294

Total	¥45,587	¥(2,587)	¥43,000	¥(35,873)	¥(1,607)	¥5,520

Note:	(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥360,220 million and ¥656,525 million at March 31, 2014 and September 30, 2014, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.